Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Summary of Accrued Expenses
Accrued expenses consisted of the following:

($ in thousands)	March 31, 2023	December 31, 2022
Accrued commitment fee, equity line of credit	$—	$1,500
Accrued bonus	621	450
Accrued research and development	212	18
Accrued settlement	200	—
Accrued director remuneration	157	61
Accrued legal	137	80
Accrued extension consideration to notes payable holders	100	—
Accrued interest	33	112
Accrued other	71	24

Total accrued expenses	$1,531	$2,245

Accrued expenses consisted of the following amounts as of December 31, 2022 and 2021:

($ in thousands)	2022	2021
Accrued commitment fee, equity line of credit	$1,500	$—
Accrued bonus	450	—
Accrued interest	112	72
Accrued legal	80	27
Accrued director remuneration	61	—
Accrued research and development	18	58
Accrued other	24	29

Total accrued expenses	$2,245	$186